Convertible Debt - Additional Information (Detail) - USD ($)				12 Months Ended
	Sep. 29, 2021	Dec. 27, 2019	Mar. 06, 2018	Oct. 31, 2021	Oct. 31, 2020
Li Cycle Holdings Corp [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			9.62%
Percentage of discount on effective share price		20.00%
Fair value of the embedded derivative liability			$ 96,548
Qualifying transaction additional funding trigger		$ 10,000,000
Principal amount		386,190
Aggregate accrued interest		$ 55,788
Share Price		$ 40.05
Conversion of convertible debt (Shares)		13,436
Convertible Debt [Member] | Li Cycle Holdings Corp [member]
Disclosure of detailed information about borrowings [line items]
Proceeds of issue of convertible loan notes			$ 386,190
Borrowings, maturity			3
Interest rate			8.00%	7.00%	8.00%
Percentage of discount on effective share price			20.00%
Conversion of convertible debt (Shares)		13,436
Convertible Debt [Member] | Liability Component of Convertible Debt [Member] | Li Cycle Holdings Corp [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 289,643
LICY Convertible Debt [Member] | Koch Strategic Platforms [Member] | Li Cycle Holdings Corp [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	September 29, 2026
Principal amount	$ 100,000,000
Floor Interest Rate	1.00%
Cap Interest Rate	2.00%
Embeded Derivative Fair Value Loss				$ 1,347,895
Debt instrument convertible conversion price	13.43%
Debt instrument convertible threshold percentage of stock price trigger	125.00%
Debt instrument convertible threshold trading days	7 days
LICY Convertible Debt [Member] | Koch Strategic Platforms [Member] | Payment in Cash [Member] | Li Cycle Holdings Corp [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Borrowings, interest rate basis	LIBOR plus 5.0%
LICY Convertible Debt [Member] | Koch Strategic Platforms [Member] | Payment In Kind [Member] | Li Cycle Holdings Corp [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	6.00%
Borrowings, interest rate basis	LIBOR plus 6.0% per year
LICY Convertible Debt [Member] | LICYL iability Component Of Convertible Debt [Member] | Koch Strategic Platforms [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of the embedded derivative liability	$ 72,318,957
LICY Convertible Debt [Member] | LICYL iability Component Of Convertible Debt [Member] | Koch Strategic Platforms [Member] | Li Cycle Holdings Corp [member]
Disclosure of detailed information about borrowings [line items]
Fair value of the embedded derivative liability	27,681,043
Payments for debt issue costs	$ 1,599,737
Koch Strategic Platforms Convertible Note [Member] | Li Cycle Holdings Corp [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, conversion price triggering conversion feature (in dollars per share)	$ 17.46